Other current financial assets - Paragraphs (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current financial assets
Guarantee deposit related to the Kreos 2018 non-convertible bonds contract		€ 320
Short-term deposits
Other current financial assets
Short-term deposits	€ 0	€ 0